Fair values of financial instruments not carried at fair value	6 Months Ended
Jun. 30, 2022
Fair Value Measurement [Abstract]
Fair values of financial instruments not carried at fair value

5	Fair values of financial instruments carried at fair value

The accounting policies, control framework, and the hierarchy used to determine fair values are consistent with those applied for the registration statement on Form 20-F.

Financial instruments carried at fair value and bases of valuation
	At 30 Jun 2022				At 31 Dec 2021
	Quoted market price Level 1	Using observable inputs Level 2	With significant un-observable inputs Level 3	Total	Quoted market price Level 1	Using observable inputs Level 2	With significant un-observable inputs Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Recurring fair value measurements
Assets
Trading assets	49,282	27,051	1,739	78,072	59,813	22,549	1,344	83,706
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	5,717	7,201	3,462	16,380	6,332	9,146	3,171	18,649
Derivatives	1,994	198,691	1,825	202,510	1,987	137,418	1,816	141,221
Financial investments	26,108	9,845	1,227	37,180	29,669	10,235	1,387	41,291
Liabilities
Trading liabilities	31,405	11,925	306	43,636	32,886	12,967	580	46,433
Financial liabilities designated at fair value	933	26,868	2,557	30,358	1,020	30,467	2,121	33,608
Derivatives	1,942	190,078	1,936	193,956	1,105	135,809	2,454	139,368

Fair value adjustments
	At 30 Jun 2022		At 31 Dec 2021
	MSS	Corporate Centre	MSS	Corporate Centre
	£m	£m	£m	£m
Type of adjustment
Risk-related	538	23	505	31
– bid-offer	203	—	190	—
– uncertainty	46	1	37	1
– credit valuation adjustment	137	17	99	26
– debit valuation adjustment	(68)	—	(27)	—
– funding fair value adjustment	220	5	206	4
– other	—	—	—	—
Model-related	13	—	19	—
– model limitation	13	—	19	—
– other	—	—	—	—
Inception profit (Day 1 P&L reserves)	59	—	65	—
	610	23	589	31

We continue to observe losses on disposal of certain uncollateralised over-the-counter (‘OTC’) derivatives as part of our commitments to reduce RWAs in GBM, as set out in the Group’s business update in February 2020. Based on our analysis, these losses are not considered to give rise to an adjustment within the IFRS 13 ‘Fair Value Measurement’ framework. We will continue to monitor and analyse disposals as they occur.

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
At 30 Jun 2022
Transfers from Level 1 to Level 2	47	737	—	—	34	—	—
Transfers from Level 2 to Level 1	28	427	—	—	27	—	—

Full year to 31 Dec 2021
Transfers from Level 1 to Level 2	366	1,731	757	—	27	—	—
Transfers from Level 2 to Level 1	244	990	399	—	91	—	—

Transfers between levels of the fair value hierarchy are deemed to occur at the end of each quarterly reporting period. Transfers into and out of levels of the fair value hierarchy are normally attributable to observability of valuation inputs and price transparency.
Fair value valuation bases

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Held for trading	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Held for trading	Designated at fair value	Derivatives	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Private equity including strategic investments	80	88	3,238	—	3,406	91	—	—	91
Asset-backed securities	291	94	23	—	408	—	—	—	—
Structured notes	—	—	—	—	—	—	2,557	—	2,557
Derivatives	—	—	—	1,825	1,825	—	—	1,936	1,936
Other portfolios	856	1,557	201	—	2,614	215	—	—	215
At 30 Jun 2022	1,227	1,739	3,462	1,825	8,253	306	2,557	1,936	4,799

Private equity including strategic investments	79	1	2,898	—	2,978	7	—	—	7
Asset-backed securities	495	97	—	—	592	—	—	—	—
Structured notes	—	—	—	—	—	—	2,120	—	2,120
Derivatives	—	—	—	1,816	1,816	—	—	2,454	2,454
Other portfolios	813	1,246	273	—	2,332	573	1	—	574
At 31 Dec 2021	1,387	1,344	3,171	1,816	7,718	580	2,121	2,454	5,155
Reconciliation of fair value measurements in Level 3 of the fair value hierarchy

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2022	1,387	1,344	3,171	1,816	580	2,121	2,454
Total gains/(losses) recognised in profit or loss	(7)	51	47	531	(19)	(450)	12
– net income from financial instruments held for trading or managed on a fair value basis	—	51	—	531	(19)	—	12
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	47	—	—	(450)	—
– gains less losses from financial investments at fair value through other comprehensive income	(7)	—	—	—	—	—	—
Total gains or losses recognised in other comprehensive income	(120)	6	152	2	—	10	2
– financial investments: fair value gains/(losses)	(170)	—	—	—	—	—	—
– exchange differences	50	6	152	2	—	10	2
Purchases	289	579	289	—	10	—	—
New issuances	—	—	—	—	3	1,075	—
Sales	(98)	(441)	(212)	—	(71)	(18)	—
Settlements	(52)	(38)	(8)	(369)	(473)	(294)	(380)
Transfers out	(198)	(152)	—	(335)	(5)	(243)	(414)
Transfers in	26	390	23	180	281	356	262
At 30 Jun 2022	1,227	1,739	3,462	1,825	306	2,557	1,936
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2022	—	—	42	748	1	78	2,992
– trading income/(expense) excluding net interest income	—	—	—	748	1	—	2,992
– net income/(expense) from other financial instruments designated at fair value	—	—	42	—	—	78	—

Movement in Level 3 financial instruments (continued)
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2021	1,635	1,611	3,467	1,974	118	1,150	3,096
Total gains/(losses) recognised in profit or loss	4	(48)	182	101	11	(19)	(5)
– net income from financial instruments held for trading or managed on a fair value basis	—	(48)	—	101	11	—	(5)
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	—	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	182	—	—	(19)	—
– gains less losses from financial investments at fair value through other comprehensive income	4	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(59)	(6)	(120)	(5)	(1)	(21)	(7)
– financial investments: fair value gains/(losses)	(17)	—	—	—	—	—	—
– exchange differences	(42)	(6)	(120)	(5)	(1)	(21)	(7)
Purchases	200	386	197	—	346	—	—
New issuances	—	—	—	—	17	1,114	—
Sales	(153)	(93)	(336)	—	—	—	—
Settlements	(54)	(349)	—	(221)	1	(464)	(847)
Transfers out	(186)	(330)	(29)	(64)	—	(8)	(58)
Transfers in	—	170	24	229	144	251	418
At 30 Jun 2021	1,387	1,341	3,385	2,014	636	2,003	2,597
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2021	—	(1)	130	(55)	2	32	(24)
– trading income/(expense) excluding net interest income	—	(1)	—	(55)	2	—	(24)
– net income/(expense) from other financial instruments designated at fair value	—	—	130	—	—	32	—

At 1 Jul 2021	1,387	1,341	3,385	2,014	636	2,003	2,597
Total gains/(losses) recognised in profit or loss	11	(29)	(34)	1,507	—	(297)	1,367
– net income/(expense) from financial instruments held for trading or managed on a fair value basis	—	(29)	—	1,507	—	—	1,367
– net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	—	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(34)	—	—	(297)	—
– gains less losses from financial investments at fair value through other comprehensive income	11	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income	(16)	2	(32)	(1)	—	(11)	(1)
– financial investments: fair value gains/(losses)	(10)	—	—	—	—	—	—
– exchange differences	(6)	2	(32)	(1)	—	(11)	(1)
Purchases	355	300	346	—	396	1	—
New issuances	—	—	—	—	8	1,099	—
Sales	(264)	(116)	(477)	—	(3)	(20)	—
Settlements	(55)	(157)	(5)	(1,501)	(505)	(589)	(1,496)
Transfers out	(32)	(338)	(12)	(304)	(5)	(129)	(407)
Transfers in	1	341	—	101	53	64	394
At 31 Dec 2021	1,387	1,344	3,171	1,816	580	2,121	2,454
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2021	—	(10)	(79)	901	(2)	70	(697)
– trading income/(expense) excluding net interest income	—	(10)	—	901	(2)	—	(697)
– net income/(expense) from other financial instruments designated at fair value	—	—	(79)	—	—	70	—
Effect of changes in significant unobservable assumptions to reasonably possible alternatives

Sensitivity of Level 3 fair values to reasonably possible alternative assumptions
	At
	30 Jun 2022				31 Dec 2021
	Reflected in profit or loss		Reflected in OCI		Reflected in profit or loss		Reflected in OCI
	Favourable changes	Un- favourable changes	Favourable changes	Un- favourable changes	Favourable changes	Un- favourable changes	Favourable changes	Un- favourable changes
	£m	£m	£m	£m	£m	£m	£m	£m
Derivatives, trading assets and trading liabilities[1]	126	(99)	—	—	92	(70)	—	—
Designated and otherwise mandatorily measured at fair value through profit or loss	338	(338)	—	—	247	(247)	—	—
Financial investments	10	(5)	79	(79)	15	(15)	51	(50)
Total	474	(442)	79	(79)	354	(332)	51	(50)
1    Derivatives, trading assets and trading liabilities are presented as one category to reflect the manner in which these instruments are risk managed.

Sensitivity of Level 3 fair values to reasonably possible alternative assumptions by instrument type
	At
	30 Jun 2022				31 Dec 2021
	Reflected in profit or loss		Reflected in OCI		Reflected in profit or loss		Reflected in OCI
	Favourable changes	Un-favourable changes	Favourable changes	Un-favourable changes	Favourable changes	Un-favourable changes	Favourable changes	Un-favourable changes
	£m	£m	£m	£m	£m	£m	£m	£m
Private equity including strategic investments	316	(317)	7	(7)	232	(234)	7	(7)
Asset-backed securities	32	(9)	5	(5)	39	(20)	1	—
Structured notes	9	(9)	—	—	6	(6)	—	—
Derivatives	51	(54)	—	—	29	(34)	—	—
Other portfolios	66	(53)	67	(67)	48	(38)	43	(43)
Total	474	(442)	79	(79)	354	(332)	51	(50)

The sensitivity analysis aims to measure a range of fair values consistent with the application of a 95% confidence interval. Methodologies take account of the nature of the valuation technique employed, as well as the availability and reliability of observable proxy and historical data. When the fair value of a financial instrument is affected by more than one unobservable assumption, the above table reflects the most favourable or the most unfavourable change from varying the assumptions individually.
Key unobservable inputs to Level 3 financial instruments

Quantitative information about significant unobservable inputs in Level 3 valuations
	At
	30 Jun 2022						31 Dec 2021
	Fair value		Valuation techniques	Key unobservable inputs	Full range of inputs		Full range of inputs
	Assets	Liabilities
	£m	£m			Lower	Higher	Lower	Higher
Private equity including strategic investments	3,406	91	See notes[1]	See notes[1]	N/A	N/A	N/A	N/A
Asset-backed securities	408	—
– CLO/CDO[2]	20	—	Market proxy	Bid quotes	—	98	—	100
– other ABSs	388	—	Market proxy	Bid quotes	—	97	—	100
Structured notes	—	2,557
– equity-linked notes	—	2,122	Model-Option model	Equity volatility	6%	95%	6%	124%
			Model-Option model	Equity correlation	30%	98%	34%	99%
– FX-linked notes	—	11	Model-Option model	FX volatility	7%	40%	3%	99%
– other	—	424
Derivatives	1,825	1,936
Interest rate derivatives:	391	522
– securitisation swaps	214	301	Model-Discounted cash flow	Constant Prepayment rate	5%	10%	5%	50%
– long-dated swaptions	26	41	Model-Option model	IR volatility	10%	42%	15%	35%
– other	151	180
FX derivatives:	323	357
– FX options	50	48	Model-Option model	FX volatility	3%	40%	2%	99%
– FX other	273	309
Equity derivatives:	991	875
– long-dated single stock options	435	527	Model-Option model	Equity volatility	6%	124%	4%	138%
– other	556	348
Credit derivatives	120	182
Other portfolios:	2,614	215
– repurchase agreements	571	192	Model-Discounted cash flow	IR Curve	-1%	5%	1%	5%
– other	2,043	23
At 30 Jun	8,253	4,799
1    See notes on page F-44 of the registration statement on Form 20-F.
2    Collateralised loan obligation/collateralised debt obligation.

6	Fair values of financial instruments not carried at fair value

The bases for measuring the fair values of loans and advances to banks and customers, financial investments, deposits by banks, customer accounts, debt securities in issue, subordinated liabilities, non-trading repurchase and reverse repurchase agreements are consistent with those detailed in the registration statement on Form 20-F.

Fair values of financial instruments not carried at fair value on the balance sheet
	At 30 Jun 2022		At 31 Dec 2021
	Carrying amount	Fair value	Carrying amount	Fair value
	£m	£m	£m	£m
Assets
Loans and advances to banks	16,349	16,352	10,784	10,786
Loans and advances to customers	94,840	94,866	91,177	91,276
Reverse repurchase agreements – non-trading	57,996	57,996	54,448	54,448
Financial investments – at amortised cost	1,563	1,574	10	10
Liabilities
Deposits by banks	38,623	38,530	32,188	32,102
Customer accounts	224,991	224,988	205,241	205,236
Repurchase agreements – non-trading	34,446	34,446	27,259	27,259
Debt securities in issue	8,650	8,642	9,428	9,430
Subordinated liabilities	14,515	14,220	12,488	13,118

Other financial instruments not carried at fair value are typically short term in nature and reprice to current market rates frequently. Accordingly, their carrying amount is a reasonable approximation of fair value. They include cash and balances at central banks and items in the course of collection from and transmission to other banks, all of which are measured at amortised cost.